Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
Summary of weighted average assumptions
Year ended December 31, 2014

Calculated stock price	$2.26
Risk-free interest rate	1.59% to 2.6%
Expected life of options	5- 10 Years
Expected volatility of the underlying stock	118.1%
Expected dividend rate	0%

Summary of changes stock option activity

	Shares	Exercise Price per Share	Weighted Average Exercise Price

Outstanding January 1, 2013	253,077	$0.40 - 11.42	$6.28
Granted	592,450	3.00 - 11.42	4.00
Forfeited/Cancelled	(20,313)	4.00 - 11.42	8.18
Exercised	-	-	-
Outstanding December 31, 2013	825,214	$0.40 - 11.42	$4.62
Granted	156,000	5.00	5.00
Forfeited/Cancelled	(255,262)	5.00 - 11.42	5.26
Exercised	-	-	-
Outstanding December 31, 2014	725,952	$0.40 - 11.42	$3.82

Summary of information about stock options outstanding
	Options Outstanding			Options Exercisable
Exercise Price	Number of shares	Weighted average remaining contractual years	Weighted Average Exercise Price	Number of Shares	Weighted Average exercise Price

$0.40	15,000	7.33		15,000
$2.20	110,000	6.17		110,000
$3.00	312,500	8.21		312,500
$4.00	7,500	0.87		7,500
$5.00	183,500	6.97		62,967
$11.42	97,452	3.71		97,452

	725,952	6.89	$3.82	605,419	$3.76